Fair Value Information (Details) - Schedule of qualitative information of significant unobservable inputs and sensitivity analysis	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Abstract]
Fair value at December 31, 2022	$ 1,073,229
Valuation technique	Net asset value
Significant unobservable input	Not applicable
Range (weighted average)	Not applicable
Relationship of inputs to fair value	Not applicable